Payables	12 Months Ended
Dec. 31, 2025
Payables [Abstract]
Payables
13.	Payables

	December 31, 2025		December 31, 2024
Trade payables	US$	9,696,361	US$	1,622,982
Deposits		3,854,630		22,543,438
Output VAT payable		2,573,487		-
Income tax payable		51,689		-
Amount due to ultimate holding company (DD)		81,151,493		35,640,889
Amount due to immediate holding company (DDPCW)		24,412,418		22,638,110
Amounts due to related parties		3,781,815		1,426,644
Accrued expenses		764,520		329,065
	US$	126,286,413	US$	84,201,128

Trade payables represent amount due to third party suppliers including trade payables arising from services provided by contractors and service providers. These are non-interest bearing and are normally settled within thirty (30) days.

Deposits represent payments to the Group by prospective buyers from Hotel101-Niseko and Hotel101-Madrid projects which are to be applied against the contracts receivable upon recognition of revenue.

Output VAT payable pertains to VAT and similar taxes payable in relation to the sales and collections received from buyers.

Amount due to related parties includes payable to HOA for the collections made by Hotel101 Global for bookings of HOA projects using HBNB’s Hotel101 application and advances made by related parties and reimbursables initially paid by related parties. These are non-trade, unsecured, non-interest bearing and repayable on demand.

Amounts due to immediate holding company are non-trade, unsecured and repayable on demand, this includes the following:

●	Advances for the working capital requirements of the Group amounting to US$22.22 million as of December 31, 2025 and 2024, which bears a fixed interest of 8.0%. Finance costs recognized amounted to US$1.56 million, US$218,400 and US$140,614 for the year ended December 31, 2025, 2024 and 2023, respectively. Unpaid finance costs amounted to US$2.13 million and US$359,014 as of December 31, 2025 and 2024, respectively.

●	Expenses paid by the immediate holding company on behalf of the Group amounted to US$61,260 as of December 31, 2025 and 2024.

Amounts due to ultimate holding company are non-trade, unsecured and repayable on demand, this includes the following:

●	Advances for the working capital requirements of the Group amounting to US$76.63 million and US$34.90 million as of December 31, 2025 and 2024, respectively, which bears a fixed interest of 8.0%. Finance costs recognized amounted to US$4.00 million, nil and nil for the year ended December 31, 2025, 2024 and 2023, respectively. Unpaid finance costs amounted to US$4.00 million and nil as of December 31, 2025 and 2024, respectively.

●	Expenses paid by the ultimate holding company on behalf of the Group amounted to US$4.52 million and US$737,641 as of December 31, 2025 and 2024, respectively.